Warrants Liability (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022
Warrants Liability (Details) [Line Items]
Exercise price (in Dollars per share)	$ 30,556,667		$ 27,571,715
Warrants outstanding	2,323,960	2,391,857
Warrants for redemption description	●In whole and not in part; ●At a price of $0.01 per warrant; ●Upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; and ●If, and only if, the closing price of the Ordinary shares equals or exceeds $18.00 per share (subject to standard adjustments) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.
Public Warrants [Member]
Warrants Liability (Details) [Line Items]
Number of warrants issued				13,749,986
Term of warrants				5 years
Exercise price (in Dollars per share)				$ 11.5
Number of warrants exercised	144,123
Ordinary shares	144,123
Warrants outstanding	13,605,561
Private Warrants [Member]
Warrants Liability (Details) [Line Items]
Number of warrants issued				2,142,000
Warrants outstanding	2,142,000